Derivative Financial Instruments and Hedge Accounting - Summary of Amounts at the Reporting Rate Relating to Items Designated as Hedge Items (Detail) - Financial liabilities - borrowings [member]
£ in Millions
12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items	£ (256)
Hedge ineffectiveness	0
Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items	(416)
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount	(9)
Change in fair value of hedged item used to determine hedge ineffectiveness	7
Hedge ineffectiveness	£ 0
Line item in profit or loss that includes hedge ineffectiveness	n/a
Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items	£ (416)
Change in fair value of hedged item used to determine hedge ineffectiveness	(3)
Hedge ineffectiveness	£ 0
Line item in profit or loss that includes hedge ineffectiveness	n/a